Supplement to the
Fidelity® Series Floating Rate High Income Fund
November 28, 2020
STATEMENT OF  ADDITIONAL INFORMATION

The following information replaces similar information found under the "Loans" heading of the investment limitations that are not fundamental in the “INVESTMENT POLICIES AND LIMITATIONS” section.

The fund does not currently intend to lend assets other than securities to other parties, except by (a) originating and/or making direct loans (b) lending money (up to 15% of the fund’s net assets) to a registered investment company or portfolio for which Fidelity Management & Research Company LLC (FMR) or an affiliate serves as investment adviser or (c) assuming any unfunded commitments in connection with the acquisition of loans, loan participations, or other forms of debt instruments. (This limitation does not apply to purchases of debt securities, to repurchase agreements, or to acquisitions of loans, loan participations or other forms of debt instruments.)

SFRB-21-011.9860493.104	September 30, 2021

Supplement to the
Fidelity® Global High Income Fund and Fidelity® High Income Fund
Class A, Class M, Class C, Class I and Class Z
June 29, 2021
STATEMENT OF  ADDITIONAL INFORMATION

The following information replaces similar information found under the "Loans" heading of the investment limitations that are not fundamental in the “INVESTMENT POLICIES AND LIMITATIONS” section.

For each fund:

The fund does not currently intend to lend assets other than securities to other parties, except by (a) originating and/or making direct loans (b) lending money (up to 15% of the fund's net assets) to a registered investment company or portfolio for which Fidelity Management & Research Company LLC (FMR) or an affiliate serves as investment adviser or (c) assuming any unfunded commitments in connection with the acquisition of loans, loan participations, or other forms of debt instruments. (This limitation does not apply to purchases of debt securities, to repurchase agreements, or to acquisitions of loans, loan participations or other forms of debt instruments.)

AGHI-AGHIIB-21-011.932871.110	September 30, 2021

Supplement to the
Fidelity® Capital & Income Fund, Fidelity® Focused High Income Fund and Fidelity® High Income Fund
June 29, 2021
STATEMENT OF  ADDITIONAL INFORMATION

The following information replaces similar information found under the "Loans" heading of the investment limitations that are not fundamental in the “INVESTMENT POLICIES AND LIMITATIONS” section.

For Fidelity® Capital & Income Fund and Fidelity® High Income Fund:

The fund does not currently intend to lend assets other than securities to other parties, except by (a) originating and/or making direct loans (b) lending money (up to 15% of the fund's net assets) to a registered investment company or portfolio for which Fidelity Management & Research Company LLC (FMR) or an affiliate serves as investment adviser or (c) assuming any unfunded commitments in connection with the acquisition of loans, loan participations, or other forms of debt instruments. (This limitation does not apply to purchases of debt securities, to repurchase agreements, or to acquisitions of loans, loan participations or other forms of debt instruments.)

CAI-SPHB-21-011.718858.126	September 30, 2021

Supplement to the
Fidelity® Series High Income Fund
June 29, 2021
STATEMENT OF  ADDITIONAL INFORMATION

The following information replaces similar information found under the "Loans" heading of the investment limitations that are not fundamental in the “INVESTMENT POLICIES AND LIMITATIONS” section.

The fund does not currently intend to lend assets other than securities to other parties, except by (a) originating and/or making direct loans (b) lending money (up to 15% of the fund’s net assets) to a registered investment company or portfolio for which Fidelity Management & Research Company LLC (FMR) or an affiliate serves as investment adviser or (c) assuming any unfunded commitments in connection with the acquisition of loans, loan participations, or other forms of debt instruments. (This limitation does not apply to purchases of debt securities, to repurchase agreements, or to acquisitions of loans, loan participations or other forms of debt instruments.)

FSHB-21-011.932866.104	September 30, 2021

Supplement to the
Fidelity® Global High Income Fund
June 29, 2021
STATEMENT OF  ADDITIONAL INFORMATION

The following information replaces similar information found under the "Loans" heading of the investment limitations that are not fundamental in the “INVESTMENT POLICIES AND LIMITATIONS” section.

The fund does not currently intend to lend assets other than securities to other parties, except by (a) originating and/or making direct loans (b) lending money (up to 15% of the fund’s net assets) to a registered investment company or portfolio for which Fidelity Management & Research Company LLC (FMR) or an affiliate serves as investment adviser or (c) assuming any unfunded commitments in connection with the acquisition of loans, loan participations, or other forms of debt instruments. (This limitation does not apply to purchases of debt securities, to repurchase agreements, or to acquisitions of loans, loan participations or other forms of debt instruments.)

GHIB-21-011.932870.108	September 30, 2021

Supplement to the
Fidelity® SAI High Income Fund
May 12, 2021
STATEMENT OF  ADDITIONAL INFORMATION

The following information replaces similar information found under the "Loans" heading of the investment limitations that are not fundamental in the “INVESTMENT POLICIES AND LIMITATIONS” section.

The fund does not currently intend to lend assets other than securities to other parties, except by (a) originating and/or making direct loans (b) lending money (up to 15% of the fund's net assets) to a registered investment company or portfolio for which Fidelity Management & Research Company LLC (FMR) or an affiliate serves as investment adviser or (c) assuming any unfunded commitments in connection with the acquisition of loans, loan participations, or other forms of debt instruments. (This limitation does not apply to purchases of debt securities, to repurchase agreements, or to acquisitions of loans, loan participations or other forms of debt instruments.)

SAHB-21-011.9904308.100	September 30, 2021